STOCKHOLDERS' EQUITY (Details 1) (USD $)	9 Months Ended
Sep. 30, 2012
Significant assumptions:
Stock price	$ 5.00
Acueity Warrants [Member]
Indexed shares	325,000
Exercise price	$ 5.00
Acueity Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Significant assumptions:
Stock price	$ 5.00
Remaining term	5 years
Expected volatility	56.54%
Acueity Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Significant assumptions:
Risk free rate	0.62%